Contributed Equity - Summary of Shares Issued (Detail) - Issued Equity [member] - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Number of shares issued	13,331,731	7,777,285
Issued capital	$ 2,920,351	$ 2,626,643
0.34 Issue Price [member]
Disclosure of classes of share capital [line items]
Number of performance rights exercised		7,777,285
Performance rights exercised		$ 2,626,643
Issue price of performance rights exercised		$ 0.34
0.31 Issue Price [member]
Disclosure of classes of share capital [line items]
Number of performance rights exercised	5,856,523
Performance rights exercised	$ 1,804,155
Issue price of performance rights exercised	$ 0.31
0.15 Issue Price [member]
Disclosure of classes of share capital [line items]
Conversion of Convertible Notes, share	7,441,304
Conversion of Convertible Notes	$ 0.15
Conversion of convertible Notes, amount	$ 1,116,196
0 Issue price
Disclosure of classes of share capital [line items]
Conversion of Warrants, shares	33,904
Conversion of Warrants	$ 0
Conversion of Warrants, amount	$ 0